As filed with the Securities and Exchange Commission on April 19, 2013
1933 Act Registration Number – 333-186059
1940 Act Registration Number – 811-22794

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 1
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 2

Endurance Series Trust
(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895
Tampa, Florida 33602
(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  813-282-7870

Derek Pilecki
100 South Ashley Drive, Suite 895
Tampa, Florida 33602
(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 1 filed April 1, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Tampa, Florida on this the 19th day of April, 2013.

Endurance Series Trust

By:	/s/ Andres Sandate
Andres Sandate, President, Secretary, and Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

*
	Rhett E. Ingerick, Trustee	Date

*
	Bevin E. Newton, Trustee	Date

*
	Brad W. Olecki, Trustee	Date

*
	Michael Parks, Trustee	Date

	*	April 19, 2013
	Derek Pilecki, Trustee and Chairman	Date

	/s/ Andres Sandate	April 19, 2013
	Andres Sandate, President, Secretary, and Treasurer	Date

*By	/s/ Andres Sandate	April 19, 2013
	Andres Sandate, President, Secretary, and Treasurer	Date
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase